UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	September 30, 2007

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	          November 13, 2007
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	440

Form 13F information Table Value Total:	 621693000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101    13513   144400 SH       SOLE                   144400
Abbott Labs Com                COM              002824100    12049   224715 SH       SOLE                   224715
Air Prods & Chems Inc Com      COM              009158106    13513   138225 SH       SOLE                   138225
Alcoa Inc Com                  COM              013817101    13285   339585 SH       SOLE                   339585
American Express Co Com        COM              025816109    13087   220430 SH       SOLE                   220430
American Intl Group Com        COM              026874107    11740   173535 SH       SOLE                   173535
Amgen Inc Com                  COM              031162100    12847   227100 SH       SOLE                   227100
Archer Daniels Midland Com     COM              039483102    10730   324360 SH       SOLE                   324360
Automatic Data Process Com     COM              053015103    12934   281605 SH       SOLE                   281605
Becton Dickinson & Co Com      COM              075887109    13727   167295 SH       SOLE                   167295
Caterpillar Inc Del Com        COM              149123101    13925   177550 SH       SOLE                   177550
Cisco Sys Inc Com              COM              17275R102    14845   448090 SH       SOLE                   448090
Coca Cola Co Com               COM              191216100      956    16640 SH       SOLE                    16640
Dell Inc Com                   COM              24702R101    12377   448455 SH       SOLE                   448455
Disney Walt Co Com             COM              254687106    12265   356630 SH       SOLE                   356630
Dow Chem Co Com                COM              260543103    12752   296150 SH       SOLE                   296150
Emerson Elec Co Com            COM              291011104    13772   258780 SH       SOLE                   258780
Exxon Mobil Corp Com           COM              30231G102    13322   143923 SH       SOLE                   143923
Federal Natl Mtg Assn Com      COM              313586109    12308   202400 SH       SOLE                   202400
Fedex Corp Com                 COM              31428X106    12819   122375 SH       SOLE                   122375
Gannett Inc Com                COM              364730101     9955   227810 SH       SOLE                   227810
General Dynamics Corp Com      COM              369550108    12959   153415 SH       SOLE                   153415
General Elec Co Com            COM              369604103    12605   304466 SH       SOLE                   304466
Home Depot Inc Com             COM              437076102    10362   319435 SH       SOLE                   319435
Illinois Tool Wks Inc Com      COM              452308109    13135   220230 SH       SOLE                   220230
Ingersoll-Rand Company Cl A    COM              G4776G101    14073   258355 SH       SOLE                   258355
Intel Corp Com                 COM              458140100    14162   547650 SH       SOLE                   547650
International Bus Mach Com     COM              459200101    14432   122510 SH       SOLE                   122510
Intl Paper Co Com              COM              460146103    11461   319525 SH       SOLE                   319525
JP Morgan Chase & Co Com       COM              46625H100      934    20383 SH       SOLE                    20383
Johnson & Johnson Com          COM              478160104    12756   194155 SH       SOLE                   194155
Kimberly Clark Corp Com        COM              494368103    12374   176120 SH       SOLE                   176120
McDonalds Corp Com             COM              580135101    13943   255980 SH       SOLE                   255980
McGraw-Hill Cos Inc            COM              580645109    11302   222000 SH       SOLE                   222000
Microsoft Corp Com             COM              594918104    12527   425235 SH       SOLE                   425235
Morgan Stanley Com             COM              617446448    11536   183110 SH       SOLE                   183110
Nucor Corp Com                 COM              670346105    13380   224980 SH       SOLE                   224980
Pepsico Inc Com                COM              713448108    11931   162865 SH       SOLE                   162865
Pfizer Inc Com                 COM              717081103    10583   433185 SH       SOLE                   433185
Procter & Gamble Co Com        COM              742718109    13090   186093 SH       SOLE                   186093
Qualcomm Inc Com               COM              747525103    12148   287460 SH       SOLE                   287460
Royal Dutch Shell Plc Spons AD COM              780259206      846    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108    13080   124575 SH       SOLE                   124575
Staples Inc Com                COM              855030102    11998   558325 SH       SOLE                   558325
Stryker Corp Com               COM              863667101    12981   188780 SH       SOLE                   188780
Time Warner Inc Com            COM              887317105    10908   594125 SH       SOLE                   594125
US Bancorp DE Com              COM              902973304    12509   384550 SH       SOLE                   384550
Unilever NV NY                 COM              904784709    12400   401945 SH       SOLE                   401945
Union Pac Corp Com             COM              907818108    13080   115690 SH       SOLE                   115690
Valero Energy Corp Com         COM              91913Y100      558     8300 SH       SOLE                     8300
Verizon Communications Com     COM              92343V104    13167   297356 SH       SOLE                   297356
Wal-Mart Stores Inc Com        COM              931142103    11652   266945 SH       SOLE                   266945
Walgreen Co Com                COM              931422109    12100   256140 SH       SOLE                   256140